Pension and Postretirement Benefits - Changes in Level Three Fixed Income Instrument Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at beginning of year	$ 532,403
Fair value of plan assets at end of year	517,213	$ 532,403
Fixed Income [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at beginning of year	421,987
Fair value of plan assets at end of year	420,240	421,987
Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at beginning of year	5,752
Fair value of plan assets at end of year	5,087	5,752
Level 3 [Member] | Fixed Income [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at beginning of year	5,752	5,013
Purchases, net	107	1,269
Total unrealized loss	(772)	(530)
Fair value of plan assets at end of year	$ 5,087	$ 5,752